Consolidated Balance Sheets [Parenthetical] (USD $)	Dec. 31, 2014	Dec. 31, 2013
Common Stock, No Par Value	$ 0	$ 0
Preferred Stock, No Par Value	$ 0	$ 0
Common shares, shares issued (in shares)	63,480,722	62,733,762